Law Offices of Paul Hastings LLP
55 Second Street
San Francisco, California 94105-3441
Telephone  (415) 856-7000
Facsimile  (415) 856-7100
Internet  www.paulhastings.com

January 23, 2013

VIA EDGAR

Secretary
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Firsthand Technology Value Fund, Inc. – Registration Statement on Form N-2
File No. 333- _______

Dear Sir or Madam:

Enclosed for electronic filing through EDGAR pursuant to the Securities Act of 1933, as amended, on behalf of Firsthand Technology Value Fund, Inc. (the “Registrant”), is the Registrant’s registration statement on Form N-2, including exhibits, relating to the Registrant’s registration of its common stock on a shelf basis for future possible issuances from time to time.

Please advise us if we can provide any further information or assistance to facilitate your review.  Please direct any comments or questions regarding this filing to the undersigned at (415) 856-7007.

Very truly yours, /s/ David A. Hearth, Esq. of PAUL HASTINGS LLP

Enclosure

cc:	Kevin M. Landis (w/ enclosures)
Kelvin K. Leung, Esq. (w/ enclosures)